Accounts Receivable (Details) - USD ($) $ in Millions	Jan. 03, 2016	Dec. 28, 2014
Receivables [Abstract]
Commercial and other receivables	$ 325.5	$ 357.5
U.S. Government and prime contractors contract receivables:
Billed receivables	19.9	17.3
Unbilled receivables	33.9	33.7
Total accounts receivable, gross	379.3	408.5
Reserve for doubtful accounts	(6.3)	(7.8)
Total accounts receivable, net	$ 373.0	$ 400.7